Fair value measurement - Contingent consideration, Contingent copper consideration, key inputs (Details)	Jun. 30, 2025 $ / lb	Dec. 31, 2024 $ / lb
Price volatility
Fair value measurement
Significant unobservable input, liabilities	0.561	0.4923
Risk-free rate
Fair value measurement
Significant unobservable input, liabilities	0.0419	0.0402
Contingent copper consideration | Long-term price
Fair value measurement
Significant unobservable input, liabilities	4.2	4.25
Contingent copper consideration | Spot price
Fair value measurement
Significant unobservable input, liabilities	4.56	3.92
Contingent copper consideration | Price volatility
Fair value measurement
Significant unobservable input, liabilities	20.12	20.7
Contingent copper consideration | Annual inflation rate
Fair value measurement
Significant unobservable input, liabilities	1	1.07
Contingent copper consideration | Risk-free rate
Fair value measurement
Significant unobservable input, liabilities	4.49	4.72
Contingent copper consideration | Reversion factor
Fair value measurement
Significant unobservable input, liabilities	11.55	11.55